Trade and Other Receivables - Summary of Movement on Deferred Costs (Detail) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure of Trade and Other Receivables [line items]
At 1 April 2018	£ 669
Additions	569
Amortisation	(569)
Impairment	(10)
Other	30
At 31 March 2019	689
Deferred Connection Costs [Member]
Disclosure of Trade and Other Receivables [line items]
At 1 April 2018	7
Additions	15
Amortisation	(14)
Other	23
At 31 March 2019	31
Deferred Contract Acquisition Costs - Commissions [Member]
Disclosure of Trade and Other Receivables [line items]
At 1 April 2018	85
Additions	76
Amortisation	(76)
Impairment	(5)
Other	6
At 31 March 2019	86
Deferred Contract Acquisition Costs - Dealer Incentives [Member]
Disclosure of Trade and Other Receivables [line items]
At 1 April 2018	416
Additions	446
Amortisation	(426)
Impairment	(4)
At 31 March 2019	432
Transition and transformation [Member]
Disclosure of Trade and Other Receivables [line items]
At 1 April 2018	161
Additions	32
Amortisation	(53)
Impairment	(1)
Other	1
At 31 March 2019	£ 140